Description of Business - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Installment	Dec. 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 13, 2016 USD ($)
Organization Consolidation and Presentation of Financial Statements [Line Items]
Net loss	$ 12,596,000	$ 1,004,000	$ 25,873,000	$ 9,485,000	$ 17,971,000	$ 14,704,000
Net cash used in operating activities			11,659,000	$ 10,597,000	14,213,000	16,420,000
Accumulated deficit	305,587,000		305,587,000		$ 279,188,000	$ 261,217,000
Senior Secured Convertible Notes [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Debt instrument, original issuance date					Jun. 13, 2016
Debt instrument, principal face amount	$ 11,437,000		$ 11,437,000		$ 34,351,000		$ 35,000,000	$ 35,000,000
Debt instrument payable number of equal installments | Installment					14